Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	CURALEAF HOLDINGS, INC.
Entity Incorporation, State or Country Code	A1
Entity File Number	333-249081
Entity Tax Identification Number	98-1461045
Entity Address, Postal Zip Code	06902
City Area Code	781
Local Phone Number	451-1351
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001756770
Document Information [Line Items]
Document Period End Date	Nov. 03, 2026